Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Total net loss for the period	$ (5,677,602)	$ (24,235,060)
Items not affecting cash:
Share-based payment		2,593,095
Deferred share units granted	306,405
Depreciation	89,760
Provision for leave and severance	163,866
Accrued interests and accretion on loans	656,310
Warrant fair value movement	116,177	19,300,354
Changes in working capital
Prepaid expenses and other receivables	(52,726)	(1,123,555)
Trade payables and accrued expenses	(631,067)	2,463,490
Other loan payable		135,289
Net cash used in operating activities	(5,028,877)	(866,387)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(391,031)	(266,112)
Additions to expenditures on exploration and evaluation assets	(8,400,253)	(17,282,590)
Net cash used in investing activities	(8,791,284)	(17,548,702)
FINANCING ACTIVITIES
Proceeds from issuance of units	23,814,272	22,388,599
Share issue costs	(1,521,306)	(1,951,475)
Loan proceeds, net of fees	14,304,202
Option financing	2,750,000
Promissory note repayment	(7,637,329)
Vehicle loan payment	(34,898)
Lease payment	(95,479)
Net cash provided by financing activities	31,579,462	20,437,124
Impact of currency translation for the foreign operations	(1,314,400)	(1,271,357)
Change in cash for the period	16,444,901	750,678
Cash at the beginning of the period	5,162,991	1,990,203
Cash at the end of the period	$ 21,607,892	$ 2,740,881